DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contract Derivative Positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 63,064	$ 58,175
Canadian dollars | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 7,878	$ 7,360
Average Exchange Rate	740,000	0.76
Canadian dollars | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 5,661	$ 6,457
Average Exchange Rate	800,000	0.80
British pounds | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 8,334	$ 7,608
Average Exchange Rate	1,150,000	1.07
European Union euros | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 15,497	$ 14,814
Average Exchange Rate	1,010,000.00	1.09
Australian dollars | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 5,228	$ 3,417
Average Exchange Rate	660,000	0.69
Australian dollars | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 346	$ 502
Average Exchange Rate	660,000	0.68
Indian rupees | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 7,280	$ 5,233
Average Exchange Rate	88,120,000	85.57
Indian rupees | Foreign exchange options [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 2,060	$ 379
Average Exchange Rate	82,870,000	74.20
Korean won | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,002	$ 1,091
Average Exchange Rate	1,380,000,000	1,303
Chinese yuan1 | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 3,604	$ 3,083
Average Exchange Rate	6,970,000	6.86
Japanese yen | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 142	$ 77
Average Exchange Rate	137,640,000	138.41
Japanese yen | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 825	$ 0
Average Exchange Rate	7,170,000	0
Colombian pesos | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 2,463	$ 2,652
Average Exchange Rate	4,541,000,000	4,629
Brazilian reais | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,981	$ 3,969
Average Exchange Rate	190,000	0.18
Other currencies | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 763	$ 1,532